Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated April 7, 2021
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         FEES AND EXPENSES CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective on or after April 30, 2021:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	1.02%	1.02%
Other expenses	0.14%	0.40%
Dividend or interest expense on short sales	0.11%	0.11%
Acquired fund fees and expenses	0.07%	0.07%
Total annual Fund operating expenses	1.34%	1.60%
Fee waiver(2)	(0.08%)	(0.02%)
Total annual Fund operating expenses (after fee waiver)	1.26%	1.58%
(1)
The management fee has been restated to reflect the estimated management fee for the current fiscal year.
(2)
The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities) to 1.08% for the Institutional Class and 1.40% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place from May 1, 2021 until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Expense Example table is deleted in its entirety and replaced with the following effective on or after April 30, 2021:
	Institutional Class	Investor Class
1 Year	$ 128	$ 161
3 Years	$ 417	$ 503
5 Years	$ 726	$ 869
10 Years	$1,606	$1,898

Strategic Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated April 7, 2021
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         FEES AND EXPENSES CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following effective on or after April 30, 2021:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	1.02%	1.02%
Other expenses	0.14%	0.40%
Dividend or interest expense on short sales	0.11%	0.11%
Acquired fund fees and expenses	0.07%	0.07%
Total annual Fund operating expenses	1.34%	1.60%
Fee waiver(2)	(0.08%)	(0.02%)
Total annual Fund operating expenses (after fee waiver)	1.26%	1.58%
(1)
The management fee has been restated to reflect the estimated management fee for the current fiscal year.
(2)
The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities) to 1.08% for the Institutional Class and 1.40% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place from May 1, 2021 until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.
Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 89, the Expense Example table is deleted in its entirety and replaced with the following effective on or after April 30, 2021:
	Institutional Class	Investor Class
1 Year	$ 128	$ 161
3 Years	$ 417	$ 503
5 Years	$ 726	$ 869
10 Years	$1,606	$1,898

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Strategic Alternatives Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.02%	[1]
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	726
10 Years	rr_ExpenseExampleYear10	$ 1,606
Strategic Alternatives Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.02%	[1]
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	$ 161
3 Years	rr_ExpenseExampleYear03	503
5 Years	rr_ExpenseExampleYear05	869
10 Years	rr_ExpenseExampleYear10	$ 1,898

[1]	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
[2]	The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities) to 1.08% for the Institutional Class and 1.40% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place from May 1, 2021 until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.